Consolidated Statement of Financial Position - SEK (kr) kr in Millions		Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	[1]	kr 4,060	kr 11,128
Treasuries/government bonds		15,048	10,872
Other interest-bearing securities except loans		57,144	45,881
Loans in the form of interest-bearing securities		54,257	46,578
Loans to credit institutions		22,145	20,775
Loans to the public		207,737	180,288
Derivatives		10,304	8,419
Tangible and intangible assets		307	331
Deferred tax assets		25	11
Other assets		285	7,451
Prepaid expenses and accrued revenues		4,162	1,913
Total assets		375,474	333,647
Liabilities and equity
Borrowing from credit institutions		7,153	5,230
Borrowing from the public			10,000
Debt securities issued		319,117	279,770
Derivatives		13,187	14,729
Other liabilities		10,242	1,167
Accrued expenses and prepaid revenues		4,172	1,875
Provisions		28	68
Total liabilities		353,899	312,839
Share capital		3,990	3,990
Reserves		(114)	(129)
Retained earnings		17,699	16,947
Total equity	[2]	21,575	20,808
Total liabilities and equity		kr 375,474	kr 333,647

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11.
[2]	The entire equity is attributable to the shareholder of the Parent Company.